Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instruments
Total debt	$ 730,000	$ 722,500
Less deferred financing fees	(15,143)	(6,064)
Total debt, net of deferred finance costs	714,857	716,436
Less current portion, net of deferred financing fees	(2,596)	(31,688)
Long-term debt, net of current portion and deferred financing fees	712,261	684,748
$250.0 Million Senior Unsecured Notes
Debt Instruments
Senior Unsecured Notes	250,000	250,000
$250.0 Million Senior Unsecured Notes | Dynagas Partners and Dynagas Finance
Debt Instruments
Senior Unsecured Notes	250,000	250,000
$480 Million Term Loan Facility | Arctic LNG and Dynagas Finance LLC
Debt Instruments
Long-term debt	480,000	0
$340 million Credit Suisse Senior Secured Revolving Credit Facility | Pegasus, Lance, Seacrown, Fareastern
Debt Instruments
Long-term debt	0	285,000
$200 Million Term Loan Facility | Navajo and Solana
Debt Instruments
Long-term debt	$ 0	$ 187,500